Concentration of Risks	12 Months Ended
Dec. 31, 2013
Risks And Uncertainties [Abstract]
Concentration of Risks
3.	CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash, restricted cash, accounts receivable and advances made to suppliers and hospital customers and loan to a noncontrolling shareholder of a subsidiary. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates.

As of December 31, 2013, substantially all of the Group’s cash and restricted cash were deposited in financial institutions located in the PRC and in Hong Kong, which management believes are of high credit quality.

Accounts receivable are typically unsecured and are derived from revenue earned from hospitals in the PRC for the network business and from private and public medical insurance institutions for the hospital business. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring of outstanding balances.

Advances made to suppliers are typically unsecured and arise from deposits paid in advance for future purchases of medical equipment. As a percentage of total advances, the top five suppliers accounted for 72% and 80% of the total as of December 31, 2012 and 2013, respectively. Due to the Group’s concentration of advances made to a limited number of suppliers and the significant prepayments that are made to them, any negative events or deterioration in financial strength with respect to the Group’s suppliers may cause material loss to the Group and have a material adverse effect on the Group’s financial condition and results of operations. The risk with respect to advances made to suppliers is mitigated by credit evaluations that the Group performs on its suppliers prior to making any advances and the ongoing monitoring of its suppliers’ performance.

With respect to advances made to hospital customers, the Group conducts periodic credit evaluation of its customers but does not require collateral or other security from its hospital customers.

CAH was granted a bank term loan and on lent the proceeds to Xi’an New Chang’an Medical Investment Co., Ltd. (“New Chang’an”), a noncontrolling shareholder of CAH. The outstanding amount was RMB93,410 (US$15,430) as of December 31, 2013. The bank term loan was secured by the 48% equity interest in CAH held by New Chang’an pledged to the bank.

Concentration of customers

The Group currently generates a substantial portion of its revenue from a limited number of customers. As a percentage of revenues, the top five customers accounted for 33%, 23% and 24% for the years ended December 31, 2011, 2012 and 2013, respectively. The loss of revenue from any of these customers would have a significant negative impact on the Group’s business. However, arrangements with customers are mostly long-term in nature. Due to the Group’s dependence on a limited number of customers and the contingent fees received based on variables the Group does not control, any negative events with respect to the Group’s customers may cause material fluctuations or declines in the Group’ revenue and have a material adverse effect on the Group’s financial condition and results of operations.

Concentration of suppliers

A significant portion of the Group’s medical equipment is sourced from its five largest suppliers who collectively accounted for 82%, 73% and 79% of total medical equipment purchases of the Group for the years ended December 31, 2011, 2012 and 2013, respectively. Failure to develop or maintain the relationships with these suppliers may cause the Group not able to identify other suppliers timely in order to expand its business with new hospitals. Any disruption in the supply of medical equipment to the Group may adversely affect the Group’s business, financial condition and results of operations.

Current vulnerability due to certain other concentrations

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

The Group transacts most of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

A medical-related business is subject to significant restrictions under current PRC laws and regulations. Currently, the Group conducts its operations in China through contractual arrangements entered into with hospitals in the PRC. The relevant regulatory authorities may find the current contractual arrangements and businesses to be in violation of any existing or future PRC laws or regulations. If so, the relevant regulatory authorities would have broad discretion in dealing with such violations.